Revenues (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The disaggregation of the Company’s revenue was as follows:

	2026	2025
	$	$

Subscription revenue	370,700	344,772
Transaction-based revenue	815,091	697,273
Hardware and other revenue	41,255	34,781

Total revenues	1,227,046	1,076,826
Commission assets

	2026	2025
	$	$

Balance - Beginning of fiscal year	36,887	32,970
Additions	25,387	22,757
Amortization (within sales and marketing expenses)	(22,549)	(18,840)

Balance - End of fiscal year	39,725	36,887
Contract assets

	2026	2025
	$	$

Balance - Beginning of fiscal year	32,004	32,207
Additions	27,334	16,002
Amortization (within subscription and transaction-based revenue)	(21,636)	(16,205)

Balance - End of fiscal year	37,702	32,004